Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property and Equipment, Net

7.  Property and Equipment, Net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Computers, equipment and furniture	199,591	218,284	31,355
Motor vehicles	5,971	6,100	876
Leasehold improvements	38,821	42,408	6,092
Total	244,383	266,792	38,323
Less: accumulated depreciation	(148,752)	(165,142)	(23,722)
Net book value	95,631	101,650	14,601

Depreciation expenses for the years ended December 31, 2017, 2018 and 2019 were RMB32.2 million, RMB29.4 million and RMB35.6 million (US$5.1 million), respectively.